Annual Total Returns[BarChart] - Federated Hermes Real Return Bond Fund - IS	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	2.90%	5.28%	5.91%	(4.67%)	(0.31%)	(2.00%)	5.51%	2.37%	(0.95%)	8.35%